Accrued Liabilities And Other (Schedule Of Accrued Liabilities And Other) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010
Accrued Liabilities And Other [Abstract]
Deferred revenue	$ 49.6	$ 48.1
Personnel costs	39.3	58.0
Wreckage and debris removal	21.0	21.0
Taxes	20.7	22.1
Other	25.3	19.1
Accrued liabilities	$ 155.9	$ 168.3